SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounting for Share-Based Payments

The fair value of each share-based payment is estimated on the measurement date using the Black-Scholes model with the following assumptions:

	2012	2011

Risk-free interest rate	2.42%	3.90%
Expected volatility	77.04%	117%
Dividend yield	none	none